Offerings - Offering: 1	Nov. 03, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.001 per share
Maximum Aggregate Offering Price	$ 32,148,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,439.64
Offering Note	The registration fee has been calculated pursuant to Rule 457(c) under the Securities Act upon the basis of the average of the bid and asked price of the Ordinary Shares within 5 business days prior to the date of filing this registration statement.